Performance B.6.1. Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Line Items]
Weighted average statutory tax rate	24.70%	25.20%	15.40%
Income tax (charge) credit
Withholding tax	$ (81)	$ (75)	$ (81)
Other income tax relating to the current year	(256)	(203)	(170)
Adjustments in respect of prior years	(24)	(6)	(10)
Total	(361)	(284)	(261)
Deferred tax (charge) credit
Origination and reversal of temporary differences	(86)	(3)	44
Effect of change in tax rates	0	1	1
Tax income (expense) before valuation allowances	(86)	(2)	45
(Increase)/decrease in unrecognised deferred tax assets and impairment	142	3	(209)
Total	56	1	(164)
Adjustments in respect of prior years	2	2	1
Deferred tax expense (income) and adjustments	58	3	(163)
Income Tax Calculation:
Profit before tax	1,665	552	175
Tax at the weighted average statutory rate	(411)	(139)	(27)
Effect of:
Items taxed at a different rate	(8)	29	10
Change in tax rates on deferred tax balances	0	1	1
Expenditure not deductible and income not taxable	37	(92)	(121)
Unrelieved withholding tax	(80)	(74)	(80)
Accounting for associates and joint ventures	31	16	13
Movement in deferred tax on unremitted earnings	8	(21)	(2)
Unrecognized / recognized of previously unrecognized deferred tax assets	142	3	(209)
Adjustments in respect of prior years	(22)	(4)	(9)
Tax expense	$ (303)	$ (281)	$ (424)
Effective tax rate	18.20%	50.90%	242.30%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ 0	$ (3)	$ 4
Tax at the weighted average statutory rate	0	1	(1)
Effect of:
Items taxed at a different rate	0	0	0
Change in tax rates on deferred tax balances	0	0	0
Expenditure not deductible and income not taxable	0	(1)	1
Unrelieved withholding tax	0	0	0
Accounting for associates and joint ventures	0	0	0
Movement in deferred tax on unremitted earnings	0	0	0
Unrecognized / recognized of previously unrecognized deferred tax assets	0	0	0
Adjustments in respect of prior years	0	0	0
Tax expense	$ 0	$ 0	$ 0
Aggregate continuing and discontinued operations
Taxation [Line Items]
Weighted average statutory tax rate	24.70%	25.10%	15.60%
Income Tax Calculation:
Profit before tax	$ 1,665	$ 549	$ 179
Tax at the weighted average statutory rate	(411)	(138)	(28)
Effect of:
Items taxed at a different rate	(8)	29	10
Change in tax rates on deferred tax balances	0	1	1
Expenditure not deductible and income not taxable	37	(93)	(120)
Unrelieved withholding tax	(80)	(74)	(80)
Accounting for associates and joint ventures	31	16	13
Movement in deferred tax on unremitted earnings	8	(21)	(2)
Unrecognized / recognized of previously unrecognized deferred tax assets	142	3	(209)
Adjustments in respect of prior years	(22)	(4)	(9)
Tax expense	$ (303)	$ (281)	$ (424)
Effective tax rate	18.20%	51.20%	236.90%
Bottom of range
Taxation [Line Items]
Weighted average statutory tax rate	10.00%	10.00%
Top of range
Taxation [Line Items]
Weighted average statutory tax rate	35.00%	35.00%